Shareholders' equity (Details)	0 Months Ended			1 Months Ended		12 Months Ended
	Jul. 24, 2013 USD ($)	Aug. 03, 2011	Sep. 15, 2010 USD ($)	Nov. 30, 2012	Dec. 31, 2006 USD ($)	Mar. 31, 2014 USD ($)	Mar. 31, 2014 CNY	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY	Jul. 31, 2012 USD ($)	Mar. 31, 2011	Mar. 31, 2014 Zhejiang Lukou CNY
Statement
Ordinary shares, shares outstanding						73,003,248	73,003,248	73,003,248	73,140,147		75,406,875
Purchase of Treasury Stock, shares								7,450,914
Purchase of Treasury Stock								131,302,000
Sale of treasury shares, shares				7,314,015				7,314,015
Treasury stock, shares						136,899	136,899	136,899
Shares repurchased and retired, total cost									44,664,000
Excess of repurchase price over par value of shares repurchased									44,662,000
Number of shares repurchased and retired									2,266,728
Share repurchase program	20,000,000		15,000,000							20,000,000
Share repurchase program, original period	12 months		1 year
Share repurchase program, refreshment period		12 months
Beijing Jiachenhong, Guangzhou Nuoya and Zhejiang Lukou required to transfer net income, percentage						10.00%	10.00%
The percentage of their respective registered capital that the statutory surplus reserve must reach before Beijing Jiachenhong, Guangzhou Nuoya and Zhejiang Lukou are not required to transfer their net income						50.00%	50.00%
The percent of registered capital that must be retained in the reserve balance after conversion into issued capital						25.00%	25.00%
Transfers made to the statutory surplus reserve by Beijing Jiachenhong and Guangzhou Nuoya						3,677,000	22,858,000	22,638,000	17,656,000
Accumulated statutory surplus reserve						$ 16,237,000	100,937,000	78,079,000				0
Exercise price of outstanding warrants					$ 5.00
Number of shares per unit					1
Number of IPO warrants per unit					2
Number of shares per warrant					1
Price of EBC option to purchase units					$ 0.1
Number of units available to be purchased through option					500,000
EBC option to purchase units, exercise price per unit					$ 6.60